--------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------


         [LOGO]
   New England Funds(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------



                             New England Value Fund

                                   [GRAPHIC]



------------------
  June 30, 1997
------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                     AUGUST 1997
--------------------------------------------------------------------------------
DEAR NEW ENGLAND FUNDS SHAREHOLDER,

[Photo of Henry L.P. Schmelzer]

Spurred by bright economic prospects, the broader U.S. stock market continued its record run during the first half of the year, experiencing only short-lived setbacks along the way. These fresh gains come on top of significant increases in 1995 and 1996, leaving many investors wary of what might come next. Bond markets, meanwhile, contended with some volatility in interest rates, but have been relatively stable this year.

Building a portfolio for variable markets
Investors should not abandon well-conceived financial programs for fear of a down market. Whether today's market levels are excessive -- only hindsight will tell. So you should remain patient and realistic, alert to the possibility of periodic market declines. Consultation with your financial representative should be a regular part of your planning. Your representative can help you take prudent steps to adjust your portfolio, whatever the next trend may bring.

Strategic initiatives deliver shareholder benefits
Four years ago New England Funds embarked on a new strategic direction. Expressed in our corporate slogan Where The Best Minds Meet(R), this new thrust has meant improved performance for many of our funds, award-winning service and a host of behind-the-scenes enhancements designed to help our shareholders and their financial representatives.

Our sights, like yours, are focused on the long term. At the same time, we work to enhance service every day. We also keep a disciplined eye on the performance that each fund manager achieves. Through these persistent efforts we're convinced we'll merit your continued commitment and loyalty. Thank you for your confidence in New England Funds.

Sincerely,


/s/ Henry L.P. Schmelzer
    Henry L.P. Schmelzer, President

--------------------------------------------------------------------------------
                             NEW ENGLAND VALUE FUND
--------------------------------------------------------------------------------



                                      AWARD-WINNING SERVICE -- TWO YEARS RUNNING
--------------------------------------------------------------------------------

---------------------    For two years running we're proud to announce that
        [LOGO]           DALBAR, an independent evaluator of mutual fund
        QUALITY          service, has awarded New England Funds its Quality
    TESTED SERVICE       Tested Service Seal for "providing the highest
         1996            tier of service excellence in the mutual fund
---------------------    industry." New England Funds is one of just three
        DALBAR           mutual fund companies to earn this distinction in
HONORS COMMITMENT TO:    each of the last two years -- another reason why
      INVESTORS          we are becoming known as the mutual fund company
---------------------    Where The Best Minds Meet.



                                        INVESTMENT RESULTS THROUGH JUNE 30, 1997
--------------------------------------------------------------------------------

Putting Performance in Perspective

The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

                  See next page [symbol - hand pointing right]

--------------------------------------------------------------------------------
NEW ENGLAND VALUE FUND
--------------------------------------------------------------------------------
[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares, since 6/30/87, compared to the S&P 500 Index. The data points from the graph are as follows:]

--------------------------------------------------------------------------------
                     A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------
                 COMPARED TO STANDARD & POOR'S 500(R) INDEX(4)
                           JUNE 1987 - JUNE 1997

              Net Asset              With Maximum               S&P 500
               Value(1)             Sales Charge(2)             Index(4)

6/30/87        $10,000                  $ 9,425                  $10,000
6/88           $ 8,624                  $ 8,128                  $ 9,310
6/89           $ 9,342                  $ 8,804                  $11,220
6/90           $10,469                  $ 9,867                  $13,061
6/91           $10,671                  $10,058                  $14,026
6/92           $12,191                  $11,490                  $15,915
6/93           $14,173                  $13,358                  $18,076
6/94           $15,134                  $14,264                  $18,396
6/95           $18,285                  $17,233                  $23,178
6/96           $22,002                  $20,737                  $29,188
6/97           $29,001                  $27,333                  $39,295

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, Class C and Class Y share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

--------------------------------------------------------------------------------
                             NEW ENGLAND VALUE FUND
--------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURNS 6/30/97
--------------------------------------------------------------------------------
 CLASS A (Inception 6/5/70)      YTD       1 Year     5 Years     10 Years

 Net Asset Value(1)             12.92%     31.81%      18.93%      11.24%
 With Max. Sales Charge(2)       6.38      24.23       17.51       10.58
 Standard & Poor's 500(4)       20.59      34.63       19.73       14.60
 Lipper Growth & Income Avg.(5) 15.52      28.09       17.26       12.67
--------------------------------------------------------------------------------
 CLASS B (Inception 9/13/93)     YTD       1 Year     3 Years    Since Inception

 Net Asset Value(1)             12.46%     30.75%      23.25%       18.87%
 With CDSC(3)                    7.46      25.75       22.59        18.38
 Standard & Poor's 500(4)       20.59      34.63       28.79        21.75
 Lipper Growth & Income Avg.(5) 15.52      28.09       23.54        18.09
--------------------------------------------------------------------------------
 CLASS C (Inception 12/30/94)    YTD       1 Year   Since Inception

 Net Asset Value(1)             12.58%     30.91%      27.94%
 Standard & Poor's 500(4)       20.59      34.63       33.31
 Lipper Growth & Income Avg.(5) 15.52      28.09       27.53
--------------------------------------------------------------------------------
 CLASS Y (Inception 3/31/94)     YTD       1 Year     3 Years    Since Inception

 Net Asset Value(1)             13.09%     32.11%      24.42%       22.68%
 Standard & Poor's 500(4)       20.59      34.63       28.79        26.47
 Lipper Growth & Income Avg.(5) 15.52      28.09       23.54        21.44

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. Class Y shares are available only to certain institutional investors. Share price and return may vary.

  NOTES TO CHARTS
(1)Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2)With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.

(3)With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares.

(4)Standard & Poor's Composite Index of 500 stocks(R) (S&P 500) is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(5)Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

--------------------------------------------------------------------------------
                          NEW ENGLAND VALUE FUND
--------------------------------------------------------------------------------


                                     QUESTIONS & ANSWERS WITH PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
  [Photos of Carol McMurtrie,
      and Tricia Mills]
Loomis, Sayles & Company, L.P.


Q. How did New England Value Fund perform in the first half of 1997?

For the six-month period ending June 30, 1997, your Fund produced a total return of 12.92% (Class A shares at net asset value).

We're pleased to report that Lipper ranked your Fund's Class A shares in the top 24% (#126 out of 544) of its growth and income funds peer group for the one-year period ended June 30, 1997. Longer term, your Fund ranks #55 out of 215 for five years and #106 out of 126 for 10 years.

Q. How did changes in the market affect the Fund's performance?

The first half of 1997 was a turbulent one in terms of stock market performance. Stock price movements did not reflect fundamental company developments so much as the improvement in the overall financial outlook: stronger-than-expected economic growth with stable inflation and stable interest rates. Also influencing price movements were liquidity demands, particularly from large index funds, which favor larger-cap stocks.

Q. How did changes within the portfolio affect performance?

An overweighting in strong financial stocks, such as NationsBank (up 32% through 6/30/97), contributed to Fund performance. Several other companies, including Philips NV, Everest Reinsurance, EI duPont and Federal Express, also enjoyed returns of 30% or more.

However, developments in specific holdings, such as York International, Greentree Financial and United Meridian, hurt the portfolio's performance during the first six months of the year. In the case of United Meridian, an oil and gas exploration company, temporary setbacks in exploration activities off the coast of West Africa and in onshore Texas prospects concerned stock investors and caused the stock to lag the market. Longer term, the fundamental investment case remains intact, as it does for both York International and Green Tree Financial.

We continued to focus on stock selection, adding such companies such as Warnaco, a clothing manufacturer, Dayton Hudson, a department store/discount store retailer and two new issues in the technology sector -- Symantec, a software company and 3Com, a data networking company. What all these companies have in common are good-to-excellent growth prospects selling at a substantial price-to-earnings discount to the market.

Q. What is your outlook for the next six months?

Over the balance of 1997, we expect the rate of economic growth to moderate from the high and unsustainable level achieved in the first quarter. At the same time, inflation should remain in check while interest rates may move within a fairly narrow range around current levels. We may also see the stock market's volatility of the past few months continue through the rest of the year.

This environment underscores the value of careful stock selection, which will remain key to performance in the next six months. We continue to emphasize mid-capitalization stocks with low price-to-earnings ratios, believing that their recent lagging performance relative to large-cap growth stocks has created exceptional value.

--------------------------------------------------------------------------------
 Important note: Effective in August 1997, your Fund's management team consists of Carol C. McMurtrie, Tricia H. Mills and Roderic Dillon (not pictured in this report).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             NEW ENGLAND VALUE FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                   YOUR FUND'S FIVE LARGEST HOLDINGS 6/30/97*
--------------------------------------------------------------------------------

                                               PERCENTAGE
      COMPANY                                  OF ASSETS
--------------------------------------------------------------------------------
   1. AETNA, INC.                                2.4%
      Liability insurance
--------------------------------------------------------------------------------
   2. PHILIPS ELECTRONICS NV (ADR)               2.4%
      Consumer electronics manufacturer
--------------------------------------------------------------------------------
   3. LEGGETT & PLATT, INC.                      2.4%
      Housing and building materials
--------------------------------------------------------------------------------
   4. EVEREST REINSURANCE HOLDINGS, INC.         2.4%
      Liability insurance
--------------------------------------------------------------------------------
   5. CARNIVAL CORP.                             2.3%
      Cruise line operator
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
              YOUR FUND'S TEN LARGEST STOCK SECTORS AS OF 6/30/97*
--------------------------------------------------------------------------------

                                               PERCENTAGE
      INDUSTRY                                 OF ASSETS
--------------------------------------------------------------------------------
   1. HEALTH CARE-SERVICES                       8.3%
   2. BANKS                                      8.0%
   3. INSURANCE                                  7.8%
   4. CHEMICALS                                  7.0%
   5. HOUSING AND BUILDING MATERIALS             6.4%
   6. CONGLOMERATES                              6.4%
   7. FREIGHT TRANSPORTATION                     5.7%
   8. TELECOMMUNICATION                          5.6%
   9. FINANCIAL SERVICES                         4.8%
  10. AEROSPACE                                  4.7%
--------------------------------------------------------------------------------
*Portfolio holdings and asset allocations will vary.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of June 30, 1997
(unaudited)

COMMON STOCKS -- 97.5% OF TOTAL NET ASSETS

   SHARES    DESCRIPTION                                              VALUE (a)
--------------------------------------------------------------------------------
             AEROSPACE--4.7%
     41,800  Lockheed Martin Corp.  ............................   $  4,328,912
     91,500  Northrop Grumman Corp.  ...........................      8,034,844
    148,600  Raytheon Co.  .....................................      7,578,600
                                                                   ------------
                                                                     19,942,356
                                                                   ------------
             APPAREL & TEXTILES--3.9%
    186,700  Reebok International, Ltd.  .......................      8,728,225
    251,500  Warnaco Group  ....................................      8,016,563
                                                                   ------------
                                                                     16,744,788
                                                                   ------------
             BANKS--8.0%
    144,800  BankAmerica Corp.  ................................      9,348,650
     77,000  Chase Manhattan Corp.  ............................      7,473,812
    134,400  NationsBank Corp.  ................................      8,668,800
    154,300  Norwest Corp.  ....................................      8,679,375
                                                                   ------------
                                                                     34,170,637
                                                                   ------------
             BEVERAGES--1.7%
    292,700  Whitman Corp.  ....................................      7,408,969
                                                                   ------------
             CHEMICALS--7.0%
    370,400  Crompton & Knowles Corp.  .........................      8,241,400
    146,400  EI duPont de Nemours & Co.  .......................      9,204,900
     62,700  PPG Industries, Inc.  .............................      3,644,438
    155,100  W. R. Grace & Co.  ................................      8,549,887
                                                                   ------------
                                                                     29,640,625
                                                                   ------------
             COMPUTERS & BUSINESS EQUIPMENT--3.1%
    147,300  3Com Corp. (c)  ...................................      6,628,500
    168,000  EMC Corp. (c)  ....................................      6,552,000
                                                                   ------------
                                                                     13,180,500
                                                                   ------------
             CONGLOMERATES--6.4%
     98,200  Allied Signal, Inc.  ..............................      8,248,800
    139,000  Dover Corp.  ......................................      8,548,500
    142,200  Philips Electronics NV (ADR) (d)  .................     10,220,625
                                                                   ------------
                                                                     27,017,925
                                                                   ------------
             ELECTRICAL EQUIPMENT--1.9%
    178,200  York International Corp.  .........................      8,197,200
                                                                   ------------
             ELECTRONIC COMPONENTS--0.8%
     24,100  Intel Corp.  ......................................      3,417,681
                                                                   ------------
             FINANCIAL SERVICES--4.8%
    255,800  Federal Home Loan Mortgage Corp.  .................      8,793,125
    179,900  Federal National Mortgage Association  ............      7,848,137
    104,200  Green Tree Financial Corp.  .......................      3,712,125
                                                                   ------------
                                                                     20,353,387
                                                                   ------------
             FREIGHT TRANSPORTATION--5.7%
     95,300  Burlington Northern Santa Fe  .....................      8,565,087
    271,300  Canadian Pacific, Ltd.  ...........................      7,715,094
    136,900  Federal Express Corp. (c)  ........................      7,905,975
                                                                   ------------
                                                                     24,186,156
                                                                   ------------
             HEALTH CARE - SERVICES--8.3%
    100,000  Aetna, Inc.  ......................................     10,237,500
    502,700  Beverly Enterprises, Inc. (c)  ....................      8,168,875
    218,900  Columbia/HCA Healthcare Corp. (c)  ................      8,605,506
    271,770  Foundation Health Systems, Inc. (c)  ..............      8,238,028
                                                                   ------------
                                                                     35,249,909
                                                                   ------------
             HOUSEHOLD PRODUCTS--1.8%
    153,800  Kimberly-Clark Corp.  .............................      7,651,550
                                                                   ------------
             HOUSING & BUILDING MATERIALS--6.4%
    115,000  Armstrong World Industries, Inc.  .................      8,438,125
    234,900  Leggett & Platt, Inc.  ............................     10,100,700
    206,600  Masco Corp.  ......................................      8,625,550
                                                                   ------------
                                                                     27,164,375
                                                                   ------------
             INSURANCE--7.8%
    125,600  ACE, Ltd.  ........................................      9,278,700
     87,800  Allstate Corp.  ...................................      6,409,400
    252,400  Everest Reinsurance Holdings, Inc. (c)  ...........     10,001,350
    231,700  TIG Holdings, Inc.  ...............................      7,240,625
                                                                   ------------
                                                                     32,930,075
                                                                   ------------
             LEISURE TIME--4.2%
    225,700  American Greetings Corp.  .........................      8,379,113
    231,200  Carnival Corp.  ...................................      9,537,000
                                                                   ------------
                                                                     17,916,113
                                                                   ------------
             OIL & GAS--2.6%
    253,000  Tosco Corp.  ......................................      7,574,188
    121,900  United Meridian Corp.(c)  .........................      3,657,000
                                                                   ------------
                                                                     11,231,188
                                                                   ------------
             PACKAGING--2.0%
    159,500  Crown Cork & Seal Company, Inc.  ..................      8,523,281
                                                                   ------------

             RETAIL--3.1%
    158,500  Dayton Hudson Corp.  ..............................      8,430,219
    237,800  Office Depot, Inc.  ...............................      4,622,237
                                                                   ------------
                                                                     13,052,456
                                                                   ------------
             RETAIL - FOOD & DRUG--1.5%
    218,000  The Kroger Co. (c)  ...............................      6,322,000
                                                                   ------------
             SOFTWARE--0.6%
    130,100  Symantec Corp.  ...................................      2,536,950
                                                                   ------------
             TELECOMMUNICATION--5.6%
    120,600  Ameritech Corp.  ..................................      8,193,263
    164,000  GTE Corp.  ........................................      7,195,500
    134,423  SBC Communications, Inc.  .........................      8,317,423
                                                                   ------------
                                                                     23,706,186
                                                                   ------------
             TOBACCO--3.6%
     79,200  Loews Corp.  ......................................      7,929,900
    263,900  UST, Inc.  ........................................      7,323,225
                                                                   ------------
                                                                     15,253,125
                                                                   ------------
             TRUCKING & FREIGHT FORWARDING--2.0%
    255,800  Ryder Systems, Inc.  ..............................      8,441,400
                                                                   ------------
             Total Common Stocks (Identified Cost $301,139,201).    414,238,832
                                                                   ------------

SHORT TERM INVESTMENT--4.3%
   FACE
  AMOUNT
--------------------------------------------------------------------------------
$18,375,000  Associates Corp. North America,
               6.080%, 7/01/97 .................................     18,375,000
                                                                   ------------
             Total Short Term Investment (Identified
               Cost $18,375,000) ...............................     18,375,000
                                                                   ------------
             Total Investments--101.8% (Identified
               Cost $319,514,201) (b) ..........................    432,613,832
             Other assets less liabilities  ....................     (7,839,577)
                                                                   ------------
             Total Net Assets--100% ............................   $424,774,255
                                                                   ============
(a) See Note 1a.
(b) Federal Tax Information:
      At June 30, 1997 the net unrealized appreciation on
        investments based on cost of $319,514,201 for federal
        income tax purposes was as follows:
        Aggregate gross unrealized appreciation for all
          investments in which there is an excess of value over
          tax cost .............................................   $117,311,211
        Aggregate gross unrealized depreciation for all
          investments in which there is an excess of tax cost
          over value ...........................................     (4,211,580)
                                                                   ------------
        Net unrealized appreciation ........................       $113,099,631
                                                                   ============
(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The value of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

June 30, 1997
(unaudited)

ASSETS
  Investments at value .....................................                           $432,613,832
  Cash .....................................................                                    739
  Receivable for:
    Fund shares sold .......................................                              1,188,749
    Dividends and interest .................................                                323,240
    Foreign taxes ..........................................                                  2,886
  Prepaid registration expense .............................                                  8,000
                                                                                       ------------
                                                                                        434,137,446
LIABILITIES
  Payable for:
    Securities purchased ...................................      $4,372,920
    Fund shares redeemed ...................................       4,574,559
    Withholding taxes ......................................           3,501
  Accrued expenses:
    Management fees ........................................         251,533
    Deferred trustees' fees ................................          84,523
    Accounting and administrative ..........................           5,915
    Other expenses .........................................          70,240
                                                                  ----------
                                                                                          9,363,191
                                                                                       ------------
NET ASSETS .................................................                           $424,774,255
                                                                                       ============
  Net Assets consist of:
    Capital paid in ........................................                           $283,731,398
    Undistributed net investment income ....................                                572,265
    Accumulated net realized gains .........................                             27,370,759
    Unrealized appreciation on investments and foreign
      currency transactions ................................                            113,099,833
                                                                                       ------------
NET ASSETS .................................................                           $424,774,255
                                                                                       ============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($330,763,260 divided by 30,526,440 shares of beneficial
    interest) ..............................................                                 $10.84
                                                                                             ======
Offering price per share (100/94.25 of $10.84) .............                                 $11.50*
                                                                                             ======
Net asset value and offering price of Class B shares
  ($68,206,122 divided by 6,406,293 shares of  beneficial
    interest) ..............................................                                 $10.65**
                                                                                             ======
Net asset value and offering price of Class C shares
  ($5,059,973 divided by 474,916 shares of  beneficial
    interest) ..............................................                                 $10.65
                                                                                             ======
Net asset value and offering price of Class Y shares
  ($20,744,900 divided by 1,920,698 shares of
  beneficial interest) .....................................                                 $10.80
                                                                                             ======
Identified cost of investments .............................                           $319,514,201
                                                                                       ============
 *Based upon single purchases of less than $50,000.
  Reduced sales charges apply for purchases in excess of this amount.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended June 30, 1997
(unaudited)

INVESTMENT INCOME
  Dividends .............................................                             $ 2,766,823 (a)
  Interest ..............................................                                 348,704
                                                                                      -----------
                                                                                        3,115,527
  Expenses
    Management fees .....................................       $ 1,386,601
    Service fees - Class A ..............................           382,912
    Service and distribution fees - Class B .............           280,581
    Service and distribution fees - Class C .............            20,975
    Trustees' fees and expenses .........................            10,844
    Accounting and administrative .......................            34,953
    Custodian ...........................................            68,666
    Transfer agent ......................................           366,169
    Audit and tax services ..............................            16,100
    Legal ...............................................             9,956
    Printing ............................................            31,668
    Registration ........................................            39,855
    Miscellaneous .......................................            15,243
                                                                -----------
  Total expenses ........................................                               2,664,523
                                                                                      -----------
  Net investment income .................................                                 451,004
                                                                                      -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized gain on Investments - net ....................        18,686,504
                                                                -----------
  Unrealized appreciation on:
  Investments - net .....................................        28,772,259
  Foreign currency transactions - net ...................               256
                                                                -----------
                                                                 28,772,515
                                                                -----------
  Net gain on investment transactions ...................                              47,459,019
                                                                                      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..............                             $47,910,023
                                                                                      ===========
(a) Net of foreign taxes of: $25,508.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(unaudited)
                                                                   SIX MONTHS
                                               YEAR ENDED            ENDED
                                              DECEMBER 31,          JUNE 30,
                                                  1996                1997
                                              ------------        ------------
FROM OPERATIONS
  Net investment income ...................   $  2,113,117        $    451,004
  Net realized gain on investments ........     41,007,345          18,686,504
  Unrealized appreciation on investments
    and foreign currency transactions .....     30,101,917          28,772,515
                                              ------------        ------------
  Increase in net assets from operations ..     73,222,379          47,910,023
                                              ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A ...............................     (1,859,247)                  0
    Class B ...............................        (44,342)                  0
    Class C ...............................         (3,710)                  0
    Class Y ...............................       (105,836)                  0
  Net realized gain on investments
    Class A ...............................    (35,730,736)                  0
    Class B ...............................     (5,470,122)                  0
    Class C ...............................       (360,682)                  0
    Class Y ...............................     (1,371,598)                  0
                                              ------------        ------------
                                               (44,946,273)                  0
                                              ------------        ------------
  Increase in net assets derived from
    capital share transactions ............     57,024,198          14,622,272
                                              ------------        ------------
  Total increase in net assets ............     85,300,304          62,532,295

NET ASSETS
  Beginning of the period .................    276,941,656         362,241,960
                                              ------------        ------------
  End of the period .......................   $362,241,960        $424,774,255
                                              ============        ============
UNDISTRIBUTED NET INVESTMENT INCOME
  Beginning of the period .................   $     91,904        $    121,261
                                              ============        ============
  End of the period .......................   $    121,261        $    572,265
                                              ============        ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


(unaudited)

                                                                       CLASS A
                               ----------------------------------------------------------------------------------------
                                                                                                            SIX MONTHS
                                                         YEAR ENDED DECEMBER 31,                              ENDED
                               ----------------------------------------------------------------------        JUNE 30,
                                  1992           1993           1994           1995           1996             1997
                                  ----           ----           ----           ----           ----            -----
Net Asset Value, Beginning
  of Period ...............      $ 6.69         $ 7.28         $ 7.87         $ 7.27         $ 8.78         $ 9.60
                                 ------         ------         ------         ------         ------         ------
Income From Investment
  Operations
Net Investment Income .....        0.09           0.07           0.08           0.10           0.06           0.02
Net Realized and Unrealized
  Gain (Loss) on
  Investments .............        1.02           1.16          (0.19)          2.21           2.12           1.22
                                 ------         ------         ------         ------         ------         ------
Total From Investment
  Operations ..............        1.11           1.23          (0.11)          2.31           2.18           1.24
                                 ------         ------         ------         ------         ------         ------
Less Distributions
Dividends From Net
  Investment Income .......       (0.09)         (0.07)         (0.08)         (0.09)         (0.06)          0.00
Distributions From Net
  Realized Capital Gains ..       (0.43)         (0.57)         (0.41)         (0.71)         (1.30)          0.00
                                 ------         ------         ------         ------         ------         ------
Total Distributions .......       (0.52)         (0.64)         (0.49)         (0.80)         (1.36)          0.00
                                 ------         ------         ------         ------         ------         ------
Net Asset Value, End of
  Period ..................      $ 7.28         $ 7.87         $ 7.27         $ 8.78         $ 9.60         $10.84
                                 ======         ======         ======         ======         ======         ======
Total Return (%) (a) ......        16.6           17.0           (1.4)          32.3           26.3           12.9
Ratio of Operating Expenses
  to Average Net Assets (%).       1.32           1.34           1.37           1.37           1.31           1.29(c)
Ratio of Net Investment
  Income to Average
  Net Assets (%) ..........        1.26           0.83           1.00           1.22           0.78           0.34(c)
Portfolio Turnover Rate (%)          38             40             29             52             64             39(c)
Average Commission Rate (b)          --             --             --             --      $  0.0574      $  0.0590
Net Assets, End of Period
  (000) ...................    $156,240       $189,779       $190,869       $241,038       $297,581       $330,763

(a) A sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(c) Computed on an annualized basis.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

(unaudited)
                                                CLASS B
                       ---------------------------------------------------------
                       SEPTEMBER 13(a)                             SIX MONTHS
                           THROUGH       YEAR ENDED DECEMBER 31,      ENDED
                         DECEMBER 31,   ------------------------     JUNE 30,
                             1993       1994      1995      1996      1997
                       ------------------------------------------  ----------
Net Asset Value,
   Beginning of Period ... $ 7.97      $ 7.85    $ 7.23    $ 8.70     $ 9.47
                           ------      ------    ------    ------     ------
Income From Investment
   Operations
Net Investment Income ....   0.11        0.04      0.05      0.01      (0.02)
Net Realized and
  Unrealized Gain (Loss)
  on Investments .........   0.39       (0.20)     2.18      2.07       1.20
                           ------      ------    ------    ------     ------
Total From Investment
  Operations .............   0.50       (0.16)     2.23      2.08       1.18
                           ------      ------    ------    ------     ------
Less Distributions
Dividends From Net
  Investment Income ......  (0.05)      (0.05)    (0.05)    (0.01)      0.00
Distributions From Net
  Realized Capital Gains .  (0.57)      (0.41)    (0.71)    (1.30)      0.00
                           ------      ------    ------    ------     ------
Total Distributions ......  (0.62)      (0.46)    (0.76)    (1.31)      0.00
                           ------      ------    ------    ------     ------
Net Asset Value,
  End of Period........... $ 7.85      $ 7.23    $ 8.70    $ 9.47     $10.65
                           ======      ======    ======    ======     ======
Total Return (%) (c) .....    6.5        (2.0)     31.3      25.4       12.5
Ratio of Operating
  Expenses to Average
  Net Assets (%) .........   2.16(b)     2.12      2.12      2.06       2.04(b)
Ratio of Net Investment
  Income to Average
  Net Assets (%) .........   0.05(b)     0.25      0.47      0.03      (0.41)(b)
Portfolio Turnover Rate (%)    40          29        52        64         39 (b)
Average Commission Rate (d)    --          --        --   $0.0574    $0.0590
Net Assets, End of
   Period (000) .......... $2,182     $13,830   $27,941   $48,210    $68,206

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

(unaudited)
                                                           CLASS C
                                          --------------------------------------
                                                YEAR ENDED,         SIX MONTHS
                                                DECEMBER 31,           ENDED
                                          ----------------------      JUNE 30,
                                             1995       1996           1997
                                             ----       ----           ----
Net Asset Value, Beginning of Period ....   $ 7.23      $ 8.70        $ 9.46
                                            ------      ------        ------
Income From Investment Operations
Net Investment Income ...................     0.05        0.01         (0.02)
Net Realized and Unrealized Gain (Loss)
  on Investments ........................     2.18        2.06          1.21
                                            ------      ------        ------
Total From Investment Operations ........     2.23        2.07          1.19
                                            ------      ------        ------
Less Distributions
Dividends From Net Investment Income ....     0.05)      (0.01)         0.00
Distributions From Net Realized
  Capital Gains .........................    (0.71)      (1.30)         0.00
                                            ------      ------        ------
Total Distributions .....................    (0.76)      (1.31)         0.00
                                            ------      ------        ------
Net Asset Value, End of Period ..........   $ 8.70      $ 9.46        $10.65
                                            ======      ======        ======
Total Return (%) (b) ....................     31.3        25.2          12.6
Ratio of Operating Expenses to
  Average Net Assets (%) ................     2.12        2.06          2.04(a)
Ratio of Net Investment Income to
  Average Net Assets (%) ................     0.47        0.03         (0.41)(a)
Portfolio Turnover Rate (%) .............       52          64            39 (a)
Average Commission Rate (c) .............       --     $0.0574       $0.0590
Net Assets, End of Period (000) .........   $1,224     $ 3,735        $5,060

(a) Computed on an annualized basis.
(b) Periods less than one year are not computed on an annualized basis.
(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS -- CONTINUED
-------------------------------------------------------------------------------

(unaudited)

                                                                      CLASS Y
                                           ---------------------------------------------------------
                                            MARCH 31(a)                                    SIX MONTHS
                                             THROUGH           YEAR ENDED DECEMBER 31,        ENDED
                                           DECEMBER 31,       --------------------------     JUNE 30,
                                              1994             1995           1994             1997
                                           -----------         ----           ----            -----
Net Asset Value, Beginning of Period ..     $ 7.57            $ 7.24         $ 8.75          $ 9.55
                                            ------            ------         ------          ------
Income From Investment Operations
Net Investment Income .................       0.10              0.12           0.08            0.03
Net Realized and Unrealized Gain (Loss)
  on Investments ......................       0.08              2.21           2.10            1.22
                                            ------            ------         ------          ------
Total From Investment Operations ......       0.18              2.33           2.18            1.25
                                            ------            ------         ------          ------
Less Distributions
Dividends From Net Investment Income ..      (0.10)            (0.11)         (0.08)           0.00
Distributions From Net Realized Capital
Gains .................................      (0.41)            (0.71)         (1.30)           0.00
                                            ------            ------         ------          ------
Total Distributions ...................      (0.51)            (0.82)         (1.38)           0.00
                                            ------            ------         ------          ------
Net Asset Value, End of Period ........     $ 7.24            $ 8.75         $ 9.55          $10.80
                                            ======            ======         ======          ======
Total Return (%)(c) ...................        2.4              32.8           26.4            13.1
Ratio of Operating Expenses to
  Average Net Assets (%) ..............       1.54(b)           1.12           1.06            1.04(b)
Ratio of Net Investment Income to
  Average Net Assets (%) ..............       1.05(b)           1.47           1.03            0.59(b)
Portfolio Turnover Rate (%) ...........         29                52             64              39(b)
Average Commission Rate (d) ...........         --              --          $0.0574         $0.0590
Net Assets, End of Period (000) .......     $4,001            $6,738        $12,716         $20,745

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not computed on an annualized basis.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

June 30, 1997
(unaudited)

1. The Fund is a Series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. The Fund commenced its public offering of Class B shares on September 13, 1993, of Class C shares on December 30, 1994 and of its Class Y shares on March 31, 1994. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares, for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Class C shares do not pay front end or contingent deferred sales charges and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fee. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS AND RELATED INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences will result in reclassification to the capital accounts.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the six months ended June 30, 1997 were $85,710,613 and $72,389,440, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management L.P. ("NEFM") at the annual rate of 0.75% of the first $200 million of the Fund's average daily net assets, 0.70% of the next $300 million and 0.65% of such assets in excess of $500 million. NEFM pays the Fund's investment subadviser, Loomis Sayles & Company, L.P. at the rate of 0.535% of the first $200 million of the Fund's average daily net assets, 0.350% of the next $300 million and 0.300% of such assets in excess of $500 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Loomis Sayles & Company, L.P. are wholly owned subsidiaries of New England Investment Companies, L.P. ("NEIC") which is a subsidiary of Metropolitan Life Insurance Company ("Met Life"). Fees earned by NEFM and Loomis Sayles & Company, L.P. under the management agreement in effect during the six months ended June 30, 1997 are as follows:

       FEES EARNED
       -----------
       $534,616                 New England Funds Management, L.P.
       $851,985                 Loomis Sayles & Company, L.P.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the six months ended June 30, 1997 these expenses amounted to $34,953 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Fund. For the six months ended June 30, 1997, the Fund paid New England Funds $263,106 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by the New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $382,912 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward at June 30, 1997 is $1,651,994.

Under the Class B and Class C Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $70,145 and $5,244 in service fees under the Class B and Class C plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1997, the Fund paid New England Funds $210,436 and $15,731 in distribution fees under the Class B and Class C plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1997 amounted to $526,080.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of NEFM, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

     Annual Retainer                       $2,099
     Meeting Fee                           $114/meeting
     Committee Meeting Fee                 $68/meeting
     Committee Chairman Retainer           $152/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date.

4. CAPITAL SHARES. At June 30, 1997 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital stock. Transactions in capital shares were as follows:

                                                      YEAR ENDED                      SIX MONTHS ENDED
                                                   DECEMBER 31, 1996                    JUNE 30, 1997
                                             ---------------------------        ---------------------------
CLASS A                                        SHARES           AMOUNT           SHARES           AMOUNT
-------                                      ---------       -----------        ---------       -----------
Shares sold ..........................       4,640,471       $43,287,185        2,757,054       $27,477,566
Shares issued in connection with
 the reinvestment of:
  Dividends from net investment
   income ............................         189,563         1,810,327                0                 0
  Distributions from net realized gain       3,878,685        35,082,583                0                 0
                                             ---------       -----------        ---------       -----------
                                             8,708,719        80,180,095        2,757,054        27,477,566
Shares repurchased ...................      (5,137,827)      (47,889,236)      (3,241,338)      (32,519,569)
                                             ---------       -----------        ---------       -----------
Net increase (decrease) ..............       3,570,892       $32,290,859         (484,284)      $(5,042,003)
                                             ---------       -----------        ---------       -----------

                                                      YEAR ENDED                      SIX MONTHS ENDED
                                                   DECEMBER 31, 1996                    JUNE 30, 1997
                                             ---------------------------        ---------------------------
CLASS B                                        SHARES          AMOUNT            SHARES           AMOUNT
-------                                      ---------       -----------        ---------       -----------
Shares sold ..........................       1,765,384       $16,311,333        1,691,325       $16,601,793
Shares issued in connection with
 the reinvestment of:
  Dividends from net investment
   income ............................           4,900            46,158                0                 0
  Distributions from net realized gain         582,246         5,194,870                0                 0
                                             ---------       -----------        ---------       -----------
                                             2,352,530        21,552,361        1,691,325        16,601,793
Shares repurchased ...................        (471,337)       (4,330,620)        (377,599)       (3,694,735)
                                             ---------       -----------        ---------       -----------
Net increase .........................       1,881,193       $17,221,741        1,313,726       $12,907,058
                                             ---------       -----------        ---------       -----------

                                                      YEAR ENDED                      SIX MONTHS ENDED
                                                   DECEMBER 31, 1996                    JUNE 30, 1997
                                             ---------------------------        ---------------------------
CLASS C                                        SHARES          AMOUNT            SHARES            AMOUNT
-------                                      ---------       -----------        ---------       -----------
Shares sold ..........................         289,530       $ 2,676,616          320,372       $ 3,144,864
Shares issued in connection with
 the reinvestment of:
  Dividends from net investment
   income ............................             372             3,501                0                 0
  Distributions from net realized gain          37,948           339,671                0                 0
                                             ---------       -----------        ---------       -----------
                                               327,850         3,019,788          320,372         3,144,864
Shares repurchased ...................         (73,512)         (674,174)        (240,475)       (2,319,294)
                                             ---------       -----------        ---------       -----------
Net increase .........................         254,338       $ 2,345,614           79,897       $   825,570
                                             ---------       -----------        ---------       -----------

                                                      YEAR ENDED                      SIX MONTHS ENDED
                                                   DECEMBER 31, 1996                    JUNE 30, 1997
                                             ---------------------------        ---------------------------
CLASS Y                                       SHARES            AMOUNT           SHARES            AMOUNT
-------                                      ---------       -----------        ---------       -----------
Shares sold ..........................         473,688       $ 4,397,728          671,111       $ 6,744,915
Shares issued in connection with
 the reinvestment of:
  Dividends from net investment
   income.............................          11,141           105,840                0                 0
  Distributions from net realized gain         151,895         1,371,593                0                 0
                                             ---------       -----------        ---------       -----------
                                               636,724         5,875,161          671,111         6,744,915
Shares repurchased ...................         (75,923)         (709,177)         (81,645)         (813,268)
                                             ---------       -----------        ---------       -----------
Net increase .........................         560,801         5,165,984          589,466         5,931,647
                                             ---------       -----------        ---------       -----------
Increase derived from capital shares
  transactions .......................       6,267,224       $57,024,198        1,498,805       $14,622,272
                                             =========       ===========        =========       ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                          NEW ENGLAND BALANCED FUND
                            NEW ENGLAND VALUE FUND
                       SUPPLEMENT DATED AUGUST 1, 1997
  TO NEW ENGLAND STOCK FUNDS CLASSES A, B AND C PROSPECTUS DATED MAY 1, 1997
                AND NEW ENGLAND STOCK FUNDS CLASS Y PROSPECTUS
              DATED MAY 1, 1997 (AS SUPPLEMENTED JULY 28, 1997)

THE FOLLOWING INFORMATION SUPPLEMENTS THE SECOND PARAGRAPH IN THE "FUND MANAGEMENT" SECTION:

Carol C. McMurtrie, Tricia H. Mills and (beginning in August 1997) Roderic Dillon are the portfolio managers of the Value Fund. Ms. McMurtrie and Ms. Mills have served in that capacity since 1993. Ms. McMurtrie, Ms. Mills and (beginning in August 1997) Mr. Dillon are also the portfolio managers of the equity portion of the Balanced Fund and are responsible for allocating the assets of the Balanced Fund between equity and fixed-income securities. Ms. McMurtrie and Ms. Mills have served in these capacities since July 1997. The portfolio management team for the fixed-income portion of the Balanced Fund consists of Meri Anne Beck, John Hyll and Barr Segal, who have had portfolio management responsibility for the Fund's fixed-income investments since 1990, 1994 and 1996, respectively. Messrs. Dillon, Hyll and Segal are Vice Presidents of Loomis Sayles. Mr. Hyll has been employed by Loomis Sayles for more than five years. Mr. Segal was a Senior Portfolio Manager at TCW Group before joining Loomis Sayles in 1996. Mr. Dillon rejoins Loomis Sayles in August 1997 following several years as principal of Dillon Capital Management.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                                   STOCK FUNDS
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                                   Growth Fund
                               Star Advisers Fund
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                            Growth Opportunities Fund
                                   Value Fund
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                            INTERNATIONAL STOCK FUNDS
                            International Equity Fund
                               Star Worldwide Fund

                                   BOND FUNDS
                                High Income Fund
                              Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                              Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                  Intermediate Term Tax Free Fund of California
                   Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS
                              Cash Management Trust
                             -- Money Market Series
                            -- U.S. Government Series
                          Tax Exempt Money Market Trust

                    To learn more, and for a free prospectus,
                     contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com

                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

   This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

                                                              --------------
                    (Logo)(R)                                    BULK RATE
              NEW ENGLAND FUNDS(R)                             U.S. POSTAGE
        Where The Best Minds Meet(R)                               PAID
                                                               BROCKTON, MA
                                                              PERMIT NO. 770
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             399 Boylston Street

            Boston, Massachusetts

                    02116
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        [Logo]                   [Logo]
        QUALITY                  QUALITY
    TESTED SERVICE           TESTED SERVICE
         1995                     1996
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        DALBAR                   DALBAR
HONORS COMMITMENT TO:    HONORS COMMITMENT TO:
      INVESTORS                INVESTORS
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                  VL58-0697

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